As filed with the U.S. Securities and Exchange Commission on August 28, 2008

Securities Act File No. 2-96408

Investment Company Act File No. 811-04254

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 115 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 116
(Check appropriate box or boxes.)

Legg Mason Partners Income Trust*

(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York	10041
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

Legg Mason Partners Income Trust

300 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on September 12, 2008.

* This filing relates solely to:	Legg Mason Partners Adjustable Rate Income Fund

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 109 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-96408) and Amendment No. 110 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-04254) pursuant to Rule 485(a) on June 30, 2008 (Accession Number 0001193125-08-144115) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until September 12, 2008.

PART C

OTHER INFORMATION

Item 23. Exhibits

(a) (1) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 84”).

(2) Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 84.

(3) Amended and Restated Designation of Series of Shares of Beneficial Interest of the Registrant, effective as of August 14, 2007, and Amended and Restated Designation of Classes, effective as of November 13, 2007, is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on March 14, 2008 (“Post-Effective Amendment No. 99”).

(b) The Registrant’s By-Laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 84.

(c) Not Applicable.

(d) (1) Management Agreement between the Registrant, on behalf of Legg Mason Partners Adjustable Rate Income Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 27, 2007 (“Post-Effective Amendment No. 85”).

(2) Management Agreement between the Registrant, on behalf of Legg Mason Partners California Municipals Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(3) Management Agreement between the Registrant, on behalf of Legg Mason Partners Core Bond Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(4) Management Agreement between the Registrant, on behalf of Legg Mason Partners Core Plus Bond Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(5) Management Agreement between the Registrant, on behalf of Legg Mason Partners Diversified Strategic Income Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(6) Management Agreement between the Registrant, on behalf of Legg Mason Partners Global High Yield Bond Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(7) Management Agreement between the Registrant, on behalf of Legg Mason Partners Government Securities Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(8) Management Agreement between the Registrant, on behalf of Legg Mason Partners High Income Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(9) Management Agreement between the Registrant, on behalf of Legg Mason Partners Inflation Management Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(10) Management Agreement between the Registrant, on behalf of Legg Mason Partners Intermediate Maturity California Municipals Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(11) Management Agreement between the Registrant, on behalf of Legg Mason Partners Intermediate Maturity New York Municipals Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(12) Management Agreement between the Registrant, on behalf of Legg Mason Partners Intermediate-Term Municipals Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(13) Management Agreement between the Registrant, on behalf of Legg Mason Partners Investment Grade Bond Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(14) Management Agreement between the Registrant, on behalf of Legg Mason Partners Managed Municipals Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(15) Management Agreement between the Registrant, on behalf of Legg Mason Partners Massachusetts Municipals Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(16) Management Agreement between the Registrant, on behalf of Legg Mason Partners Municipal High Income Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(17) Management Agreement between the Registrant, on behalf of Legg Mason Partners New Jersey Municipals Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(18) Management Agreement between the Registrant, on behalf of Legg Mason Partners New York Municipals Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(19) Management Agreement between the Registrant, on behalf of Legg Mason Partners Oregon Municipals Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(20) Management Agreement between the Registrant, on behalf of Legg Mason Partners Pennsylvania Municipals Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(21) Management Agreement between the Registrant, on behalf of Legg Mason Partners Short Duration Municipal Income Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(22) Management Agreement between the Registrant, on behalf of Legg Mason Partners Short/Intermediate U.S. Government Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(23) Management Agreement between the Registrant, on behalf of Legg Mason Partners Short-Term Investment Grade Bond Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(24) Management Agreement between the Registrant, on behalf of Western Asset Emerging Markets Debt Portfolio, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(25) Management Agreement between the Registrant, on behalf of Western Asset Global High Yield Bond Portfolio, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(26) Management Agreement between the Registrant, on behalf of Legg Mason Partners Global Income Fund, and LMPFA dated September 21, 2007 is incorporated herein by reference to Post-Effective Amendment No. 108.

(27) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), with respect to Legg Mason Partners Adjustable Rate Income Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(28) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners California Municipals Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(29) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Core Bond Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(30) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Core Plus Bond Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(31) Subadvisory Agreement between WAM and Western Asset Management Company Limited (“WAML”), with respect to Legg Mason Partners Core Plus Bond Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(32) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Diversified Strategic Income Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(33) Subadvisory Agreement between WAM and WAML, with respect to Legg Mason Partners Diversified Strategic Income Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(34) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Global High Yield Bond Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(35) Subadvisory Agreement between WAM and WAML, with respect to Legg Mason Partners Global High Yield Bond Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(36) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Government Securities Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(37) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners High Income Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(38) Subadvisory Agreement between WAM and WAML, with respect to Legg Mason Partners High Income Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(39) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Inflation Management Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(40) Subadvisory Agreement between WAM and WAML, with respect to Legg Mason Partners Inflation Management Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(41) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Intermediate Maturity California Municipals Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(42) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Intermediate Maturity New York Municipals Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(43) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Intermediate-Term Municipals Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(44) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Investment Grade Bond Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(45) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Managed Municipals Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(46) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Massachusetts Municipals Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(47) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Municipal High Income Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(48) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners New Jersey Municipals Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(49) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners New York Municipals Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(50) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Oregon Municipals Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(51) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Pennsylvania Municipals Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(52) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Short Duration Municipal Income Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(53) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Short/Intermediate U.S. Government Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(54) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Short-Term Investment Grade Bond Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(55) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Emerging Markets Debt Portfolio, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(56) Subadvisory Agreement between WAM and WAML, with respect to Western Asset Emerging Markets Debt Portfolio, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(57) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Global High Yield Bond Portfolio, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(58) Subadvisory Agreement between WAM and WAML, with respect to Western Asset Global High Yield Bond Portfolio, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(59) Subadvisory Agreement between LMPFA and WAM with respect to the Registrant, on behalf of Legg Mason Partners Global Income Fund, dated September 21, 2007 is incorporated herein by reference to Post-Effective Amendment No. 108.

(60) Subadvisory Agreement between WAM and WAML with respect to the Registrant, on behalf of Legg Mason Partners Global Income Fund, dated September 21, 2007 is incorporated herein by reference to Post-Effective Amendment No. 108.

(e) (1) Distribution Agreement between Legg Mason Partners Adjustable Rate Income Fund, Inc. and Legg Mason Investor Services, LLC (“LMIS”) dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 26 to Legg Mason Partners Adjustable Rate Income Fund, Inc.’s Registration Statement on Form N-1A as filed with the SEC on September 27, 2006.

(2) Distribution Agreement between Legg Mason Partners California Municipals Fund, Inc. and LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 36 to Legg Mason Partners California Municipals Fund, Inc.’s Registration Statement on Form N-1A as filed with the SEC on June 27, 2006.

(3) Distribution Agreement between the Registrant and LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 20, 2006.

(4) Distribution Agreement between Legg Mason Partners World Funds, Inc. and LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 30, 2005.

(5) Distribution Agreement between Legg Mason Partners Investment Trust and LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 57 to Legg Mason Partners Investment Trust’s Registration Statement on Form N-1A as filed with the SEC on March 30, 2006.

(6) Distribution Agreement between Legg Mason Partners Municipal Funds and LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 54 to Legg Mason Partners Municipal Fund’s Registration Statement on Form N-1A as filed with the SEC on July 31, 2006.

(7) Distribution Agreement between Legg Mason Partners Investment Funds, Inc. and LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 113 to Legg Mason Partners Investment Funds Inc.’s Registration Statement on Form N-1A as filed with the SEC on January 31, 2006.

(8) Distribution Agreement between Legg Mason Partners Managed Municipals Fund, Inc. and LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 44 to Legg Mason Partners Managed Municipal Fund, Inc.’s Registration Statement on Form N-1A as filed with the SEC on June 27, 2006.

(9) Distribution Agreement between Legg Mason Partners Massachusetts Municipals Fund and LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 28 to Legg Mason Partners Massachusetts Municipals Fund’s Registration Statement on Form N-1A as filed with the SEC on January 27, 2006.

(10) Distribution Agreement between Legg Mason Partners New Jersey Municipals Fund, Inc. and LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 30 to Legg Mason Partners New Jersey Municipals Fund, Inc.’s Registration Statement on Form N-1A as filed with the SEC on July 31, 2006.

(11) Distribution Agreement between Legg Mason Partners Oregon Municipals Fund and LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 to Legg Mason Partners Oregon Municipals Fund’s Registration Statement on Form N-1A as filed with the SEC on August 28, 2006.

(12) Distribution Agreement between Legg Mason Partners Trust II and LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 66 to Legg Mason Partners Trust II’s Registration Statement on Form N-1A as filed with the SEC on February 27, 2006.

(13) Distribution Agreement between Legg Mason Partners Series Funds, Inc. and LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 42 to Legg Mason Partners Series Funds, Inc.’s Registration Statement on Form N-1A as filed with the SEC on April 27, 2006.

(14) Distribution Agreement between Western Asset Funds II, Inc. and LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 14 to Western Asset Funds II, Inc.’s Registration Statement on Form N-1A as filed with the SEC on April 27, 2006.

(15) Letter Agreement amending the Distribution Agreements with LMIS dated April 5, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(f) (1) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 78”).

(2) Legg Mason Investment Series (formerly, Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 78.

(3) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan dated as of July 10, 2006 is incorporated herein by reference to Post-Effective Amendment No. 78.

(4) Amended and Restated Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78.

(5) Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 78.

(g) (1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(2) Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(h) (1) Transfer Agency and Services Agreement with PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) (“PNC Global Investment Servicing”) dated January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N1-A as filed with the SEC on September 20, 2006 (“Post-Effective Amendment No. 75”).

(2) Letter Agreement amending the Transfer Agency and Services Agreement with PNC Global Investment Servicing dated April 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(3) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 30, 2006.

(4) Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners California Municipals Fund dated March 2, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(5) Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners Core Plus Bond Fund dated November 30, 2006 is incorporated herein by reference to Post-Effective Amendment No. 40 to Legg Mason Partners Core Plus Bond Fund, Inc.’s Registration Statement on Form N1-A as filed with the SEC on November 30, 2006.

(6) Amended and Restated Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners Core Plus Bond Fund dated November 30, 2007 is incorporated herein by reference to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 28, 2007 (“Post-Effective Amendment No. 92”).

(7) Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners Diversified Strategic Income Fund dated March 2, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(8) Amended and Restated Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners Government Securities Fund dated February 2, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(9) Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners High Income Fund dated March 16, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(10) Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners Inflation Management Fund dated November 1, 2007, to be filed by amendment.

(11) Amended and Restated Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners Managed Municipals Fund dated March 2, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(12) Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners New York Municipals Fund dated March 2, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(13) Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners Pennsylvania Municipals Fund dated March 16, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(i) (1) Opinion and Consent of Venable LLP as to the legality of the securities being registered is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the SEC on June 1, 2007.

(2) Opinion and Consent of Venable LLP regarding the legality of Class R shares of Legg Mason Partners Inflation Management Fund and Class FI shares of Legg Mason Partners Short Duration Municipal Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 14, 2008 (“Post-Effective Amendment No. 97”).

(3) Opinion and Consent of Venable LLP regarding the legality of Class FI shares of each of Legg Mason Partners Intermediate Maturity California Municipals Fund, Legg Mason Partners Intermediate Maturity New York Municipals Fund and Legg Mason Partners Massachusetts Municipals Fund, is incorporated herein by reference to Post-Effective Amendment No. 99.

(4) Opinion and Consent of Venable LLP as to the legality of Class FI shares of Legg Mason Partners Global Income Fund, Legg Mason Partners Government Securities Fund and Legg Mason Partners Investment Grade Bond Fund; and Class R Shares of Legg Mason Partners Global High Yield Bond Fund, Legg Mason Partners Global Income Fund, Legg Mason Partners Government Securities Fund, Legg Mason Partners Investment Grade Bond Fund, Legg Mason Partners Short/Intermediate U.S. Government Fund and Legg Mason Partners Short-Term Investment Grade Bond Fund, is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 24, 2008.

(5) Opinion and Consent of Venable LLP as to the legality of Class FI shares of Legg Mason Partners Managed Municipals Fund, Legg Mason Partners California Municipals Fund, Western Asset Emerging Markets Debt Portfolio and Western Asset Global High Yield Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 108.

(6) Opinion and Consent of Venable LLP as to the legality of Class FI shares of Legg Mason Partners Intermediate-Term Municipals Fund, Legg Mason Partners New Jersey Municipals Fund, Legg Mason Partners New York Municipals Fund and Legg Mason Partners Pennsylvania Municipals Fund is incorporated herein by reference to Post-Effective Amendment No. 111.

(7) Opinion and Consent of Venable LLP as to the legality of Class FI shares of Legg Mason Partners Oregon Municipals Fund is incorporated herein by reference to Post-Effective Amendment No. 114.

(8) Form of Opinion and Consent of Venable LLP as to the legality of Class FI and Class R shares of Legg Mason Partners Adjustable Rate Income Fund is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 30, 2008.

(j) (1) Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(2) Power of Attorney dated February 12, 2008 is incorporated herein by reference to Post-Effective Amendment No. 97.

(3) Power of Attorney dated July 31, 2008, with respect to certain officers of the Trust is incorporated herein by reference to Post-Effective Amendment No. 114.

(k) Not Applicable.

(l) Not Applicable.

(m) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant, on behalf of Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners California Municipals Fund, Legg Mason Partners Core Bond Fund, Legg Mason Partners Core Plus Bond Fund, Legg Mason Partners Diversified Strategic Income Fund, Legg Mason Partners Global High Yield Bond Fund, Legg Mason Partners Global Income Fund, Legg Mason Partners Government Securities Fund, Legg Mason Partners High Income Fund, Legg Mason Partners Inflation Management Fund, Legg Mason Partners Intermediate Maturity California Municipals Fund, Legg Mason Partners Intermediate Maturity New York Municipals Fund, Legg Mason Partners Intermediate-Term Municipals Fund, Legg Mason Partners Investment Grade Bond Fund, Legg Mason Partners Managed Municipals Fund, Legg Mason Partners Massachusetts Municipals Fund, Legg Mason Partners Municipal High Income Fund, Legg Mason Partners New Jersey Municipals Fund, Legg Mason Partners New York Municipals Fund, Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners Pennsylvania Municipals Fund, Legg Mason Partners Short Duration Municipal Income Fund, Legg Mason Partners Short/Intermediate U.S. Government Fund and Legg Mason Partners Short-Term Investment Grade Bond Fund, dated February 6, 2007, as amended, is incorporated herein by reference to Post-Effective Amendment No. 99.

(n) Rule 18f-3(d) Multiple Class Plan of the Registrant dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(o) Not Applicable

(p) (1) Code of Ethics of Citigroup Asset Management—North America (adopted by LMPFA) as amended September 13, 2005, is incorporated herein by reference to Post-Effective Amendment No. 75.

(2) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 75.

(3) Code of Ethics of WAM and WAML as of February 2005 is incorporated herein by reference to Post-Effective Amendment No. 75.

Item 24. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25. Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 26. Business and Other Connections of Investment Adviser

Investment Adviser—Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Subadviser—Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

Peter L. Bain	Director, WAM
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason
Director, Nova Scotia

Vice President and Director, BMML
Director, LMCM
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, Western Asset Management Company Limited

James W. Hirschmann III	Director, WAM
Director, Western Asset Management Company Limited

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM
Senior Executive Officer, Western Asset Management Company Limited

Gregory McShea	General Counsel and Secretary, WAM
General Counsel and Secretary, Western Asset Management Company Limited

WAM is located at 385 East Colorado Boulevard, Pasadena, California 91101.

Subadviser—Western Asset Management Company Limited (“WAML”) was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason.

WAML is registered as an investment adviser under the Advisers Act.

The following is a list of other substantial business activities in which directors, officers or partners of WAML have been engaged as director, officer, employee, partner or trustee.

Peter L. Bain	Director, WAML
Director, LMCM
Manager, Brandywine
Senior Executive Vice President, Legg Mason
Director, Nova Scotia
Director, LMFM
Director, Barrett
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM

James W. Hirschmann III	Director, WAML
President, Legg Mason
Director, WAM

Gavin L. James	Senior Executive Officer, WAML
Director of Global Client Services, WAM

Gregory B. McShea	General Counsel and CCO, WAML
General Counsel and CCO, WAM

Item 27. Principal Underwriters

Legg Mason Investor Services, LLC (“LMIS”), the distributor of the Registrant, is a distributor of funds that are series of the following registrants: Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust and Legg Mason Partners Institutional Trust.

LMIS is the placement agent for funds that are series of Master Portfolio Trust.

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Mark R. Fetting – Managing Director

D. Stuart Bowers – Vice President

W. Talbot Daley – Vice President

Thomas J. Hirschmann – Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel

Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

(c) Not applicable.

Item 28. Location of Accounts and Records

With respect to the Registrant:

(1) Legg Mason Partners Income Funds

55 Water Street

New York, New York 10041

With respect to the Registrant’s Investment Manager:

(2) c/o Legg Mason Partners Fund Advisor, LLC

620 Eighth Avenue

New York, New York 10018

With respect to the Registrant’s Subadvisers:

(3) c/o Western Asset Management Company and Western Asset Management Company Limited

620 Eighth Avenue

New York, New York 10018

With respect to the Registrant’s Custodian:

(4) State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

With respect to the Registrant’s Transfer Agent:

(5) PNC Global Investment Servicing

P.O. Box 9699

Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributor:

(6) Legg Mason Investor Services, LLC

100 Light Street

Baltimore, Maryland 21202

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS INCOME TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 28th day of August, 2008.

LEGG MASON PARTNERS INCOME TRUST, on behalf of its series:

Legg Mason Partners Adjustable Rate Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities below on August 28, 2008.

SIGNATURE	TITLE
/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Frances M. Guggino Frances M. Guggino	Treasurer and Chief Financial Officer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Rainer Greeven* Rainer Greeven	Trustee

/s/ Stephen R. Gross* Stephen R. Gross	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By:	/s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.